RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS - ADDITIONAL INFORMATION (Details)	12 Months Ended
Jun. 30, 2018
Currency Swap
Derivative [Line Items]
Derivative, Term of Contract	5 years
Commodity Option
Derivative [Line Items]
Derivative, Term of Contract	1 year
Swap
Derivative [Line Items]
Derivative, Term of Contract	5 years